Principal accountants' fees and services (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Accountants' Fees and Services

The table below shows fees charged by those firms and member firms of their networks to Sanofi and consolidated subsidiaries in the years ended December 31, 2018 and 2017.

	Ernst & Young				PricewaterhouseCoopers
	2018		2017		2018		2017
(€ million)	Amount	%	Amount	%	Amount	%	Amount	%
Audit:
Statutory audit of separate and consolidated financial statements(a)	16.6	77%	16.4	73%	16.8	94%	16.8	98%
Services other than statutory audit(b)	5.0	23%	6.0	27%	1.0	6%	0.4	2%
Audit-related services(c)	4.0		4.9		0.7		0.4
Tax	—		—		—		—
Other	1.0		1.1		0.3		—

Total	21.6	100%	22.4	100%	17.8	100%	17.2	100%

(a)

Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young: €8.1 million in 2018 and €7.6 million in 2017; PricewaterhouseCoopers €7.7 million in 2018 and €7.8 million in 2017.

(b)	Services other than statutory audit provided by Ernst & Young et Autres during 2018 comprised:
•	work on share capital transactions and securities issues submitted to the Annual General Meeting (in extraordinary business) for approval;
•	additional procedures to enable reports previously signed by the firm to be incorporated by reference;
•	agreed-upon and audit procedures in connection with a divestment;
•	issuance of the report of the independent third party on social, environmental information.

Services other than statutory audit provided by PricewaterhouseCoopers Audit during 2018 comprised:

•	work on share capital transactions and securities issues submitted to the Annual General Meeting (in extraordinary business) for approval;
•	additional procedures to enable reports previously signed by the firm to be incorporated by reference;
•	assurance engagements, agreed-upon procedures, technical consultancy and work relating to Sanofi’s new information systems.
(c)

Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young: €3.9 million in 2018 and €4.8 million in 2017; PricewaterhouseCoopers €0.7 million in 2018 and €0.3 million in 2017.